Income Taxes - Movement of valuation allowance (Details)	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Valuation Allowance [Abstract]
Balance as of January 1	$ 12,086,883	¥ 84,146,463
Additions	5,347,421	37,227,678	¥ 84,146,463
Write-offs	(7,689,211)	(53,530,749)
Balance as of December 31	$ 9,745,093	¥ 67,843,392	¥ 84,146,463